Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 138,908.6	$ 4,644.2	$ 128,613.4
Less: Loss allowance	(325.3)		(7.3)	$ (471.8)	$ (480.1)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(325.3)		(7.3)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	126,134.8		113,126.5
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	13,082.1		15,006.5
Past due [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	12.8		472.8
Past due [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	1.0		9.5
Past due [member] | Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 3.2		$ 5.4